EXHIBIT 99.12 ERNST & YOUNG’S REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Data Compare (Non-Ignored)
Run Date - 5/26/2020 12:07:37 PM

Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
408028275	[Redact]		Occupancy	Primary	Investment	Verified	Field Value reflects Occupancy per the Final Loan Application
408028275	[Redact]		Interest Rate Life Min	[Redact]	[Redact]	Verified	Field Value reflects 'Interest Rate Life Minimum' per the Note
408028275	[Redact]		Interest Rate Life Max	[Redact]	[Redact]	Verified	Field Value reflects 'Interest Rate Life Maximum' per the Note
408028275	[Redact]		Originator Loan Designation	Non QM	Exempt from ATR	Verified	Per the following client directive:[Redact] is accepting the loan as exempt. This is a purchase of an investment property with a cert of occupancy confirming this is an investment property
408028275	[Redact]		Investor: Qualifying Total Debt Ratio	[Redact]	[Redact]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
408028265	[Redact]		Interest Rate Life Min	[Redact]	[Redact]	Verified	Field Value reflects 'Interest Rate Life Minimum' per the Note
408028265	[Redact]		Interest Rate Life Max	[Redact]	[Redact]	Verified	Field Value reflects 'Interest Rate Life Maximum' per the Note
408028265	[Redact]		Investor: Qualifying Total Debt Ratio	[Redact]	[Redact]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit